Segment information - Summary of operating segment results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue from External Customer [Line Items]
Inter-segment revenues (Note a)	¥ 583,252		¥ 730,491	¥ 1,618,535
Reconciliation of total net revenues	109,004,084		113,586,511	104,771,024
Elimination of inter-segment revenues	108,420,832	$ 14,853,593	112,856,020	103,152,489
Total net revenues	108,420,832	14,853,593	112,856,020	103,152,489
Fulfillment expenses	8,346,864	1,143,516	8,262,004	7,247,210
Marketing expenses	2,979,654	408,211	3,242,215	2,831,316
Technology and content expenses	1,892,434	259,262	1,767,530	1,605,422
General and administrative expenses	3,992,657	546,992	4,146,568	4,459,518
Share-based compensation expenses	1,537,740		1,509,806	1,207,581
Segment income from operations	9,173,253	$ 1,256,730	9,104,135	6,197,446
Other income and expenses	814,227		882,867	1,879,758
Income before income taxes and share of income(loss) of equity method investees	9,987,480		9,987,002	8,077,204
Other Operating Segment
Revenue from External Customer [Line Items]
Revenues from external customers	108,420,832		112,856,020	103,152,489
Intersegment Eliminations
Revenue from External Customer [Line Items]
Elimination of inter-segment revenues	(583,252)		(730,491)	(1,618,535)
Total net revenues	(583,252)		(730,491)	(1,618,535)
Vip.Com
Revenue from External Customer [Line Items]
Inter-segment revenues (Note a)	352,166		378,941	1,181,133
Reconciliation of total net revenues	104,731,168		109,556,481	100,806,644
Cost of revenues	(81,251,073)		(85,569,090)	(80,134,184)
Fulfillment expenses	(8,241,185)		(8,151,510)	(7,107,652)
Marketing expenses	(2,766,702)		(3,170,057)	(2,878,160)
Technology and content expenses	(1,424,414)		(1,350,414)	(1,279,898)
General and administrative expenses	(2,290,281)		(2,312,911)	(2,665,041)
Share-based compensation expenses	(1,137,590)		(1,023,215)	(820,674)
Other segment items	731,609		639,886	600,023
Segment income from operations	8,351,532		8,619,170	6,521,058
Vip.Com | Other Operating Segment
Revenue from External Customer [Line Items]
Revenues from external customers	104,379,002		109,177,540	99,625,511
Shan Shan Outlets
Revenue from External Customer [Line Items]
Inter-segment revenues (Note a)	25,761		24,959	49,912
Reconciliation of total net revenues	3,310,729		2,795,977	1,858,668
Cost of revenues	(1,626,883)		(1,488,518)	(1,146,017)
Fulfillment expenses	0		0	0
Marketing expenses	(200,850)		(170,246)	(123,018)
Technology and content expenses	0		0	0
General and administrative expenses	(558,476)		(457,780)	(331,984)
Share-based compensation expenses	(360,055)		(441,195)	(352,651)
Other segment items	160,771		122,882	96,226
Segment income from operations	725,236		361,120	1,224
Shan Shan Outlets | Other Operating Segment
Revenue from External Customer [Line Items]
Revenues from external customers	3,284,968		2,771,018	1,808,756
Other
Revenue from External Customer [Line Items]
Inter-segment revenues (Note a)	205,325		326,591	387,490
Reconciliation of total net revenues	962,187		1,234,053	2,105,712
Cost of revenues	(344,551)		(405,095)	(1,187,668)
Fulfillment expenses	0		0	0
Marketing expenses	0		0	0
Technology and content expenses	0		0	0
General and administrative expenses	(333,414)		(530,555)	(1,017,094)
Share-based compensation expenses	0		0	0
Other segment items	(187,737)		(174,558)	(225,786)
Segment income from operations	96,485		123,845	(324,836)
Other | Other Operating Segment
Revenue from External Customer [Line Items]
Revenues from external customers	¥ 756,862		¥ 907,462	¥ 1,718,222